Note 8 - Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Maturities of Time Deposits of $100,000 or More [Table Text Block]
(Dollar amounts in thousands)	Amount	Percent of Total

Within three months	$10,031	12.55%
Beyond three but within six months	9,005	11.27
Beyond six but within twelve months	18,234	22.82
Beyond one year	42,648	53.36

Total	$79,918	100.00%